Long-Term Debt	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]	Long-Term Debt

	June 30, 2021	December 31, 2020
	$	$
Revolving Credit Facilities due through 2024	355,000	285,000
Senior Notes (9.25%) due November 15, 2022	243,395	243,395
Convertible Senior Notes (5%) due January 17, 2023	112,184	112,184
Norwegian Krone-denominated Bonds due through September 2025	354,486	355,514
U.S. Dollar-denominated Term Loans due through 2030	892,249	938,280
Euro-denominated Term Loans due through 2024	134,447	152,710
Total principal	2,091,761	2,087,083
Less unamortized discount and debt issuance costs	(23,042)	(31,976)
Total debt	2,068,719	2,055,107
Less current portion	(374,960)	(261,366)
Long-term portion	1,693,759	1,793,741

As at June 30, 2021, the Company had four revolving credit facilities (collectively, the Revolvers) available. The Revolvers, as at such date, provided for aggregate borrowings of up to $883.9 million, of which $528.9 million was undrawn. Interest payments are based on LIBOR plus a margin. At June 30, 2021 and December 31, 2020, the margins ranged between 1.40% and 4.25%. As at June 30, 2021, the aggregate amount available under the Revolvers was scheduled to decrease by $56.5 million (remainder of 2021), $560.8 million (2022), $65.3 million (2023) and $201.3 million (2024). The Revolvers are collateralized by first-priority mortgages granted on 33 of the Company’s vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all but one of the Revolvers' outstanding amounts. Included in other related security are 36.0 million common units in Teekay LNG and 5.0 million Class A common shares in Teekay Tankers to secure a $150 million credit facility.

In May 2019, the Company issued $250.0 million in aggregate principal amount of 9.25% senior secured notes at par due November 2022 (or the 2022 Notes). The 2022 Notes are guaranteed on a senior secured basis by certain of Teekay's subsidiaries and are secured by a first-priority lien on one of Teekay Parent's FPSO units, a pledge of the equity interests in Teekay's subsidiary that owns all of Teekay's common units of Teekay LNG and all of Teekay’s Class A common shares of Teekay Tankers, and a pledge of the equity interests in Teekay's subsidiaries that own or previously owned Teekay Parent’s FPSO units.
The Company may redeem the 2022 Notes in whole or in part at a redemption price equal to a percentage of the principal amount of the 2022 Notes to be redeemed plus accrued and unpaid interest to, but excluding, the redemption date as follows: 104.625% at any time on or after November 15, 2020, but prior to November 15, 2021; 102.313% at any time on or after November 15, 2021, but prior to August 15, 2022; and 100% at any time on or after August 15, 2022. During 2020, Teekay Parent repurchased 2022 Notes in the open market. Teekay Parent acquired $6.6 million of the principal of the 2022 Notes for total consideration of $6.2 million.

On January 26, 2018, Teekay Parent completed a private offering of $125.0 million in aggregate principal amount of 5% Convertible Senior Notes due January 15, 2023 (or the Convertible Notes). At the election of the holder, the Convertible Notes are convertible into Teekay’s common stock, initially at a rate of 85.4701 shares of common stock per $1,000 principal amount of Convertible Notes. This represents an initial effective conversion price of $11.70 per share of common stock. The initial conversion price represents a premium of 20% to the concurrent common stock offering price of $9.75 per share. On issuance of the Convertible Notes, $104.6 million of the net proceeds was reflected in long-term debt, including unamortized discount, and was being accreted to its par value over its five-year term through interest expense until the adoption of ASU 2020-06 on January 1, 2021 (see Note 2). The remaining amount of the net proceeds of $16.1 million was allocated to the conversion feature and reflected in additional paid-in capital. During 2020, Teekay Parent repurchased $12.8 million of the principal of the Convertible Notes for total consideration of $10.5 million and as such the outstanding principal value of the Convertible Notes on June 30, 2021 and January 1, 2021, was $112.2 million. As of June 30, 2021 and January 1, 2021, the net carrying amount of the Convertible Notes was $111.0 million and $110.6 million, respectively, which reflected unamortized debt issuance costs of $1.2 million and $1.6 million, respectively. The estimated fair value (Level 2) of the Convertible Notes was $110.0 million and $101.6 million, as of June 30, 2021 and January 1, 2021. For the three and six months ended June 30, 2021, total interest expense for the Convertible Notes was $1.6 million and $3.2 million, respectively, with coupon interest expense of $1.4 million and $2.8 million, respectively, and amortization of debt issuance costs of $0.2 million and $0.4 million, respectively.

As at June 30, 2021, Teekay LNG had a total of Norwegian Krone (or NOK) 3.1 billion in senior unsecured bonds issued in the Norwegian bond market that mature through 2025 (December 31, 2020 – NOK 3.1 billion). As at June 30, 2021, the total carrying amount of the senior unsecured bonds was $354.5 million (December 31, 2020 – $355.5 million). The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on Norwegian Interbank Offered Rate (or NIBOR) plus a margin, which ranges from 4.60% to 6.00% as at June 30, 2021 (December 31, 2020 - 4.60% to 6.00%). The Company entered into cross currency rate swaps to swap all interest and principal payments of the bonds into U.S. Dollars, with the interest payments fixed at rates ranging from 5.74% to 7.89% (December 31, 2020 - 5.74% to 7.89%), and the transfer of the principal amount fixed at $360.5 million upon maturity in exchange for NOK 3.1 billion (see Note 10).

As at June 30, 2021, the Company had seven U.S. Dollar-denominated term loans outstanding, which totaled $892.2 million in aggregate principal amount (December 31, 2020 – $938.3 million). Interest payments on the term loans are based on LIBOR plus a margin, of which one of the term loans has an additional tranche with a weighted average fixed rate of 4.26%. At June 30, 2021 and at December 31, 2020, the margins ranged between 1.85% and 3.25%. The term loans require payments in quarterly installments commencing three months after drawdown, and six of the term loans have balloon or bullet repayments due at maturity. The term loans are collateralized by first-priority mortgages on 19 (December 31, 2020 – 20) of the Company’s vessels, together with certain other security.

Teekay LNG has two Euro-denominated term loans outstanding, which, as at June 30, 2021, totaled 113.4 million Euros ($134.4 million) (December 31, 2020 – 125.0 million Euros ($152.7 million)). Teekay LNG is servicing the loans with funds generated by two Euro-denominated, long-term time-charter contracts. Interest payments for one of the term loans are based on Euro Interbank Offered Rate (or EURIBOR) plus a margin. Interest payments on the remaining term loan are based on EURIBOR where EURIBOR is limited to zero or above zero values, plus a margin. At June 30, 2021 and December 31, 2020, the margins ranged between 0.60% and 1.95%. The Euro-denominated term loans reduce in monthly and semi-annual payments with varying maturities through 2024, are collateralized by first-priority mortgages on two of Teekay LNG's vessels, together with certain other security, and are guaranteed by Teekay LNG and one of its subsidiaries.

Both Euro-denominated term loans and NOK-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Company’s NOK-denominated bonds, the Company’s Euro-denominated term loans and restricted cash and the change in the valuation of the Company’s cross currency swaps, the Company recognized a foreign exchange loss of $3.4 million (2020 – loss of $8.9 million) and a gain of $2.3 million (2020 - loss of $2.3 million) during the three and six months ended June 30, 2021 and 2020, respectively.

The weighted-average interest rate on the Company’s aggregate long-term debt as at June 30, 2021 was 3.9% (December 31, 2020 – 3.8%). This rate does not include the effect of the Company’s interest rate swap agreements (see Note 10).

The aggregate annual long-term debt principal repayments required to be made by the Company subsequent to June 30, 2021, are $201.2 million (remainder of 2021), $477.6 million (2022), $429.5 million (2023), $326.3 million (2024), $187.4 million (2025) and $469.8 million (thereafter).

The Company’s long-term debt agreements generally provide for maintenance of minimum consolidated financial covenants and seven loan agreements require the maintenance of vessel market value to loan ratios. As at June 30, 2021, these ratios were 195%, 289%, 170%, 145%, 148%, 400% and 137% compared to their minimum required ratios of 135%, 125%, 125%, 120%, 120%, 115% and 110%, respectively. The vessel values used in these ratios are the appraised values provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. Changes in the LNG/LPG carrier and conventional tanker markets could affect the Company's compliance with these ratios.
Certain loan agreements require Teekay LNG to maintain a minimum level of tangible net worth, and minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million, and not to exceed a maximum level of financial leverage. Certain loan agreements require Teekay Tankers to maintain minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5.0% of Teekay Tankers' total consolidated debt and obligations related to finance leases.

As at June 30, 2021, the Company was in compliance with all covenants under its credit facilities and other long-term debt.